Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Interest rate swaps	$ (847,943)
Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)
Interest rate swaps	$ (847,943)